Trade and other receivables, net (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
Summary of detailed information of net trade and other receivables
Trade and other receivables as of December 31, 2025, 2024 and 2023, consists of the following:

	2025	2024	2023
Airlines and travel agencies	$6,952	7,149	7,272
Credit cards and customers (1)	201,667	231,517	271,005
Recoverable taxes	489,359	358,492	333,032
Other	16,647	6,748	14,871

	714,625	603,906	626,180
Less allowance for doubtful accounts	(14,680)	(12,431)	(7,968)

Net trade and other receivables	$699,945	591,475	618,212

For aging analysis of our trade and other receivables see Note 28.

(1)
As of December 31 2024 and 2023, collection from sales related to certain Mexican credit cards were guaranteeing the Senior Trust Bonds (“CEBURES”) issued by the Group and also the collection related to certain credit cards in the United States (see Note 21).